January 23, 2001



VIA EDGAR SYSTEM

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

          Re:  FMI Funds, Inc.
               File Nos. 333-12745 and 811-07831
               Rule 497(j) Certification

Ladies & Gentlemen:

          The undersigned officer of FMI Funds, Inc. (the "Company") does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

          1. that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 5 to Form N-1A Registration Statement filed by the Company on January 18, 2001, which is the most recent amendment to such registration statement; and

          2. that the text of Post-Effective Amendment No. 5 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on January 18, 2001.

                                        Very truly yours,

                                        FMI FUNDS, INC.



                                        By:  /s/ Donald S. Wilson
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